Investments in Associates - Disclosure of Summarized Financial Information of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2021
Disclosure of associates [line items]
Cash and cash equivalents	$ 191,995	$ 200,769			$ 310,073
Other current assets	37,285	40,033
Non-current assets	3,439,540	3,011,837
Total assets	4,350,377	3,856,397
Current liabilities	479,601	271,724
Non-current liabilities	71,535	38,527
Total liabilities	1,907,916	1,504,617
Net financial assets (liabilities)	116,151	65,199
Carrying amount	29,263	150,834			125,313
Revenue	1,088,191	952,196
Operating expense	(764,232)	(680,054)
Loss from operations	49,620	10,392
Other (expense) income	31,125	(67,880)
Income tax recovery (expense)	14,116	(7,620)
Net loss and total comprehensive loss (100%)	28,884	(106,027)
Sandbox
Disclosure of associates [line items]
Cash and cash equivalents	6,034	3,811
Other current assets	315	2,804
Non-current assets	69,756	71,993
Total assets	76,105	78,608
Current liabilities	414	86
Non-current liabilities	16,039	15,975
Total liabilities	16,453	16,061
Net financial assets (liabilities)	59,652	62,547
Equinox Gold’s share of net assets	20,531	21,528
Adjustments to Equinox Gold’s share of net assets	8,732	9,439
Carrying amount	29,263	30,967			$ 0
Revenue	1,845	532
Operating expense	(4,620)	(640)
Loss from operations	(2,775)	(108)
Other (expense) income	(819)	(788)
Income tax recovery (expense)	696	(1,232)
Net loss from continuing operations (100%)	(2,898)	(2,128)
Net income from discontinued operations (100%)	0	0
Net loss and total comprehensive loss (100%)	(2,898)	(2,128)
Equinox gold’s share of net loss and total comprehensive loss	(997)	(732)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss	(707)	0
Equinox Gold’s share of net loss and total comprehensive loss	$ (1,704)	$ (732)
Percentage of voting equity interests acquired	20.30%	34.40%	34.40%
i-80 Gold
Disclosure of associates [line items]
Cash and cash equivalents		$ 75,987
Other current assets		34,555
Non-current assets		567,403
Total assets		677,945
Current liabilities		48,837
Non-current liabilities		232,455
Total liabilities		281,292
Net financial assets (liabilities)		396,653
Equinox Gold’s share of net assets		100,319
Adjustments to Equinox Gold’s share of net assets		19,548
Carrying amount		119,867		$ 105,100
Revenue		25,311
Operating expense		(75,517)
Loss from operations		(50,206)
Other (expense) income		10,752
Income tax recovery (expense)		17,920
Net loss from continuing operations (100%)		(21,534)
Net income from discontinued operations (100%)		49
Net loss and total comprehensive loss (100%)		(21,485)
Equinox gold’s share of net loss and total comprehensive loss		(5,446)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss		0
Equinox Gold’s share of net loss and total comprehensive loss		$ (5,446)